Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss	$ 87,285	$ 8,338
Deferred revenue	13,496	39,340
Unbilled cost	441,973	374,357
Unbilled interest	36,682	37,727
Depreciation	5,586
Software amortization	224,254	259,965
Allowance for expected credit losses	106,569	13,459
Inventories obsolescence	(6,408)	(6,591)
Unrealized losses on trading securities	1,712	1,761
Accrued Bonus	43,682	43,074
Other	46,771	34,246
Total deferred tax assets	1,001,602	805,676
Deferred tax liabilities
Unbilled revenue	(2,188,848)	(2,270,234)
Unbilled interest income	(318,899)	(50,369)
Deferred government subsidy	(40,519)	(41,673)
Unrealized gain on short-term investment	(25,575)	(285)
Other	(11,792)	(14,336)
Total deferred tax liabilities	(2,585,633)	(2,376,897)
Valuation allowance	(14,878)	(32,942)
Net deferred tax liabilities	$ (1,598,909)	$ (1,604,163)